Restructuring (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring [Abstract]
Schedule of Restructuring cost
The following table sets forth severance and related benefits charges included in the statements of operations (in thousands):

	Years Ended December 31,
	2024	2023
Cost of revenue	$579	$129
Research and development	2,107	739
Sales and marketing	2,149	1,294
General and administrative	720	370

Total	$5,555	$2,532

For the year ended December 31, 2024, changes in liabilities resulting from the restructuring accruals, which were recorded in accrued compensation and related benefits on the balance sheet, were as follows (in thousands):

Balance as of December 31, 2023	$854
Charges	5,555
Payments and other adjustments	(4,908)

Balance as of December 31, 2024	$1,501